SUBSEQUENT EVENTS - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended					12 Months Ended
	Apr. 30, 2024 shares	Jan. 31, 2024 USD ($) $ / shares	Jan. 31, 2024 CNY (¥)	Jul. 31, 2023 USD ($) $ / shares	Jul. 31, 2023 CNY (¥)	Dec. 31, 2023 shares
Subsequent Event [Line Items]
Dividends payable, amount per share | $ / shares				$ 0.1
Dividends payable, date of record				Jul. 28, 2023	Jul. 28, 2023
Cash distributed for the dividends				$ 21,474	¥ 156,674
Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Options granted in period | shares						1,990
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividends payable, amount per share | $ / shares		$ 0.1
Dividend payable month and year		2024-01	2024-01
Dividends payable, date of record		Jan. 19, 2024	Jan. 19, 2024
Cash distributed for the dividends		$ 21,213	¥ 151,843
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Options granted in period | shares	70,000